Leases	6 Months Ended
Jun. 30, 2022
Leases.
Leases

8.            Leases

The Company leases buildings for its engineering center and head office and warehouse spaces and kiosk locations to promote vehicle sales. These leases generally span a period of one to five years.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

Right-of-use
assets
Cost:
December 31, 2020	$1,660,098
Additions	1,575,434
Foreign exchange translation difference	2,520
December 31, 2021	3,238,052
Additions	8,424,158
Disposal	(524,568)
Foreign exchange translation difference	(658)
June 30, 2022	11,136,984
Amortization:
December 31, 2020	732,764
Additions	767,293
Foreign exchange translation difference	586
December 31, 2021	1,500,643
Additions	515,561
Disposal	(198,623)
Foreign exchange translation difference	(228)
June 30, 2022	$1,817,353
Net book value:
December 31, 2021	$1,737,409
June 30, 2022	$9,319,631

The following tables reconcile the change in the lease liabilities and disclose a maturity analysis of the lease liabilities for the six months ended June 30, 2022 and the year ended December 31, 2021:

Balance as at December 31, 2020	$1,075,773
Lease addition	1,575,434
Accretion of lease liability	144,975
Repayment of principal and interest	(908,911)
Balance as at December 31, 2021	$1,887,271
Lease addition	16,426,759
Accretion of lease liability	310,788
Repayment of principal and interest	(530,385)
Lease modification	(356,433)
Balance as at June 30, 2022	$17,738,000

During the six months ended June 30, 2022, the Company entered into a lease agreement for a storage and distribution premise in California for $25,711 a month for period of five years. As a result, the Company recognized a right-of-use asset of $1,299,744 at the commencement of the lease.

During the six months ended June 30, 2022, the Company renewed an existing lease agreement for a kiosk location in Arizona for $12,500 a month for period of 33 months. As a result, the Company recognized a right-of-use asset of $410,481 at the commencement of the lease.

During the six months ended June 30, 2022, the Company renewed an existing lease agreement for an office premise in Mesa, Arizona, for $15,813 a month for period of 13 months. As a result, the Company recognized a right-of-use asset of $195,672 at the commencement of the lease.

During the six months ended June 30, 2022, the Company commenced a lease agreement for its Mesa facility for period of 129.5 months. As a result, the Company recognized a right-of-use asset of $6,518,261 and a lease liability of $14,520,861 at the commencement of the lease.

The Company incurred $382,387 and $771,307 of lease expenses for the three and six months ended June 30, 2022, respectively (June 30, 2021 - $282,257 and $445,748 for the three and six months respectively), for short-term leases and low-value leases which are not included in the measurement of lease liabilities.

During the six months ended June 30, 2022, the Company decided to not exercise its renewal options for two existing lease agreements expiring on July 31, 2022. The Company derecognized right-of-use assets with a cost of $524,568, accumulated depreciation of $198,623 and lease liabilities of $356,433, and recorded a gain of $30,488 on disposal which is included in the other income in the statement of loss.

			Present value of
	Future minimum		minimum lease
At June 30, 2022	lease payments	Interest	payments
Less than one year	$1,621,114	$863,190	$757,924
Between one and five years	11,883,451	6,276,296	5,607,155
More than five years	16,438,084	5,065,163	11,372,921
	$29,942,649	$12,204,649	$17,738,000
Current portion of lease liabilities			757,924
Non-current portion of lease liabilities			$16,980,076